SCHEDULE I	12 Months Ended
Dec. 31, 2015
SCHEDULE 1 [Abstract]
SCHEDULE 1
Additional information-financial statements schedule 1

china sunergy co., ltd.

Financial information for parent company

BALANCE SHEET
(In U.S. dollars, except for share data)

	December 31,
	2014	2015
	$	$
ASSETS
Current assets:
Cash	115,557	37,918
Amount due from subsidiaries	79,521,658	78,927,553
Advance to suppliers	-	90,667
Other receivables	68,235	68,236
Total current assets	79,705,450	79,124,374
Investments in subsidiaries	(179,395,255)	(262,094,552)
Property, Plant and Equipment, net	2,698	2,008
Total assets	(99,687,107)	(182,968,170)

Liabilities and equity:

Liabilities:

Other liabilities	302,809	17,629
Total current liabilities	302,809	17,629
Total liabilities	302,809	17,629

Equity (deficit):

Ordinary shares (par value $0.0001; 463,247,600 shares authorized, 267,287,253 shares issued and outstanding as of December 31, 2014 and 2015)	24,070	24,070
Additional paid-in capital	185,367,042	185,367,042
Treasury shares (at par value of $0.0001)	2,659	2,659
Accumulated deficit	(321,691,379)	(399,090,473)
Accumulated other comprehensive income	36,307,692	30,710,903
Total (deficit)	(99,989,916)	(182,985,799)
TOTAL LIABILITIES AND (DEFICIT)	(99,687,107)	(182,968,170)

china sunergy co., ltd.

Statement of operations
(In U.S. dollars)

	Year ended December 31,
	2013	2014	2015
	$	$	$

General and administrative expenses	(1,367,729)	(1,659,482)	(365,285)
Total operating expenses	(1,367,729)	(1,659,482)	(365,285)
Loss from operations	(1,367,729)	(1,659,482)	(365,285)
Interest expense	(67,583)	(8,743)	(4,694)
Interest income	1,568,461	1,272,607	(434)
Equity in losses of subsidiaries	(50,695,469)	(56,215,596)	(77,102,507)
Other income (expense), net	(46,761)	115,985	73,826
Net loss	(50,609,081)	(56,495,229)	(77,399,094)

china sunergy co., ltd.

Statement of COMPREHENSIVE INCOME (Loss)
(In U.S. dollars)

	Years ended December 31,
	2013	2014	2015
	$	$	$

Net loss	(50,609,081)	(56,495,229)	(77,399,094)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact of nil for 2013, 2014and 2015	547,193	237,111	(5,596,789)
Comprehensive loss	(50,061,888)	(56,258,118)	(82,995,883)

china sunergy co., ltd.

Statement of cash flows
(In U.S. dollars)

	Year ended December 31,
	2013	2014	2015
	$	$	$

Operating activities:
Net loss attributable to China Sunergy Co., Ltd.	(50,609,081)	(56,495,229)	(77,399,094)
Adjustments to reconcile net loss to net cash used in operating activities:
Equity in gains/losses of subsidiaries	50,695,469	56,215,596	77,102,507
Share-based compensation	-	-	-
Gain on repurchase of convertible senior notes	-	-	-
Amortization of convertible senior notes	15,934	-	-
Others	-	813	690

Changes in operating assets and liabilities:
Advance from suppliers	-	-	(90,667)
Other receivables	(61,798)	153,649	-
Other liabilities	(752,627)	260,010	(285,180)
Amounts due from subsidiaries	2,318,743	(420,962)	594,105
Net cash provided by (used in) operating activities	1,606,640	(286,123)	(77,639)

Investing activity:
Purchase of PPE	(3,511)	-	-
Net cash (used in) investing activity	(3,511)	-	-

Financing activities:
Payment of convertible senior notes repurchase	(1,500,000)	-	-
Net cash used in financial activities	(1,500,000)	-	-

Net increase (decrease) in cash and cash equivalents	103,129	(286,123)	(77,639)
Cash and cash equivalents at the beginning of the year	298,551	401,680	115,557
Cash and cash equivalents at the end of the year	401,680	115,557	37,918
Supplemental disclosure of non-cash investing activities:
Restricted cash collateral received in connection with Share Lending Agreement	-	-	-

Notes to Schedule 1

1)
Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2)
The condensed financial information of China Sunergy Co., Ltd. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries.

3)
Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the Consolidated Financial Statements of the Company.

4)
As of December 31, 2015, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.